Stock-Based Compensation - Summary of Stock Option Activity (Detail) - Equinix Equity Awards - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding, beginning balance (in shares)	37,249	77,934	148,055
Stock options exercised (in shares)	(18,183)	(41,889)	(71,780)
Stock options, additional shares granted due to special distribution (in shares)		1,454	1,659
Stock options expired (in shares)		(250)
Stock options outstanding, ending balance (in shares)	19,066	37,249	77,934
Stock options vested and exercisable, outstanding	19,066
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Stock options outstanding, weighted average exercise price per share, beginning balance (in dollars per share)	$ 82.06	$ 73.84	$ 73.99
Stock options exercised, weighted average exercise price per share (in dollars per share)	80.10	64.18	72.44
Stock options, additional shares granted due to special distribution, weighted average exercise price per share (in dollars per share)		0.00	0.00
Stock options canceled, weighted average exercise price per share (in dollars per share)		41.12
Stock options outstanding weighted average exercise price per share, ending balance (in dollars per share)	82.01	$ 82.06	$ 73.84
Stock options vested and exercisable, weighted average exercise price per share (in dollars per share)	$ 82.01
Stock options outstanding, weighted average remaining contractual life (years)	1 year 2 months 12 days
Stock options vested and exercisable, weighted average remaining contractual life (years)	1 year 2 months 12 days
Stock options vested and exercisable, aggregate intrinsic value	$ 5,251
Stock options outstanding, aggregate intrinsic value	$ 5,251